ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2023 and 2022, accrued expenses and other current liabilities consist of:

	As of December 31,
	2023	2022
		As restated
Accrued expenses	$723,633	$1,539,791
Student refunds payable	690,154	571,543
Sundry payables	629,004	1,007,222
North West Parks Board	-	955,591
VAT	288,432	184,977
Other taxation payable	87,982	121,959
	$2,419,205	$4,381,083